CONSOLIDATED BALANCE SHEETS (Parenthetical) - $ / shares	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Statement of Financial Position [Abstract]
Ordinary shares, par value	$ 0.01	$ 0.01
Ordinary shares, authorized	7,300,000,000	7,300,000,000
Ordinary shares, issued	1,630,924,523	1,633,701,920	1,666,633,448
Treasury shares, shares	12,935,230	17,684,386	16,222,246